Statements of Operations (USD $)	8 Months Ended		12 Months Ended	20 Months Ended
	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2013
Operating expenses
Formation costs and operating expenses 1	$ 3,190	[1],[2]	$ 569,491 [1]	$ 572,681 [1]
Loss from operations	(3,190)	[2]	(569,491)	(572,681)
Other income (expenses)
Interest income		[2]	15,733	15,733
Change in fair value of warrants		[2]	(3,843,789)	(3,843,789)
Total other expense		[2]	(3,828,056)	(3,828,056)
Net loss	$ (3,190)	[2]	$ (4,397,547)	$ (4,400,737)
Net loss per ordinary share outstanding, basic and diluted	$ 0.00	[2]	$ (1.87)
Weighted average number of ordinary shares outstanding, basic and diluted	1,400,000	[2]	2,347,043

[1]	1. Includes related party of $97,500, $0 and $97,500 for the year ended September 30, 2013, for the period from February 8, 2012 (inception) through September 30, 2012 and for the period from February 8, 2012 (inception) through September 30, 2013, respectively. See Note 6
[2]	2. Reflects an aggregate of 133,333 ordinary shares forfeited by the initial shareholders because the underwriter's over-allotment option was not exercised in full.